SHARE OPTIONS - Details of Share Options Granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional disclosures
Share-based compensation expense	$ 92,000	$ 345,000	$ 415,000
2008 Plan | Employee Stock Option
Options Number
Outstanding (in shares)	5,817,042	6,842,494
Exercisable (in shares)	5,407,042
Expected to vest (in shares)	410,000
Weighted-average exercise price per option
Outstanding (in dollars per share)	$ 0.34	$ 0.34
Exercisable (in dollars per share)	0.34
Expected to vest (in dollars per share)	$ 0.33
Weighted-average remaining contractual life (years)
Outstanding	6 years 9 months
Exercisable	6 years 7 months 17 days
Expected to vest (in years)	8 years 5 months 4 days
Average intrinsic value
Outstanding (in dollars)	$ 0.01
Exercisable (in dollars)	0.01
Expected to vest (in dollars)	0
Additional disclosures
Total intrinsic value of options exercised	$ 12,000	$ 2,000	$ 0
Weighted average grant date fair value of options (in dollars per share)	$ 0.12	$ 0.04	$ 0.21
Share-based compensation expense	$ 20,000	$ 87,000	$ 281,000
Unrecognized compensation cost	$ 0